Subsequent events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 20 — Subsequent events

On May 7, 2023, the Company obtained a 3-year term loan of RMB2,325,000 from China Construction Bank with annual interest rate of 3.8% which was secured by pledging the property of the Company’s CEO and director, Ms. Ting Ting Chang.

On May 10, 2023, the Company obtained a new facility of credit limit of RMB 1,400,000 from China Construction Bank for a term of 12 months, with annual interest rate of 3.85%.

On May 22, 2023, the Company obtained a new facility of credit limit of RMB 3,600,000 from China Construction Bank for a term of 12 months, with annual interest rate of 3.85%.

On June 8, 2023, the Company renewed a tenancy agreement to lease an office space located at Room 1002, Building 1, East Shilibao Road, Chaoyang District, Beijing China for the three-year period from June 8, 2023 to June 7, 2026 at an annual rental of RMB553,176 for the first two years of the lease and RMB586,920 for the last year.

Saved as disclosed above, in accordance with ASC Topic 855, “Subsequent Events” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were available to issue. Based upon this review, the Company has not identified any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.